Cost of Revenues	12 Months Ended
Dec. 31, 2021
Cost of Revenues [Abstract]
COST OF REVENUES

NOTE 12 - COST OF REVENUES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Payroll and related benefits (including share-based compensation)	796	655	473
Raw materials subcontractors and auxiliary materials	828	461	389
Shipping	50	39	69
Royalties to the IIA	123	116	48
Others	146	153	124
	1,943	1,424	1,103